Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Investments
Bonds with call features	$ 5,933.7	$ 4,063.0
Bonds with put features	30.9	77.2
Bonds with call and put features	427.7	467.8
Secured investments in first mortgage loans	2,500.7	1,659.4
Bonds
Cash and Investments
Amortized cost	29,968.6	14,221.1
Fair value	$ 29,001.2	$ 14,533.6
Pre-tax effective interest rate	3.60%	2.70%
Bonds | Due in 1 year or less
Cash and Investments
Amortized cost	$ 8,506.5	$ 6,022.8
Fair value	8,192.5	5,946.5
Bonds | Due after 1 year through 3 years
Cash and Investments
Amortized cost	16,077.6	3,933.5
Fair value	15,686.2	4,206.0
Bonds | Due after 3 years through 5 years
Cash and Investments
Amortized cost	4,205.8	2,740.7
Fair value	4,116.6	2,744.1
Bonds | Due after 5 years through 10 years
Cash and Investments
Amortized cost	318.8	534.0
Fair value	291.1	531.3
Bonds | Due after 10 years
Cash and Investments
Amortized cost	859.9	990.1
Fair value	714.8	1,105.7
U.S. treasury bond forward contracts
Cash and Investments
Notional amount	183.7	$ 1,691.3
U.S. treasury bond forward contracts | Due after 1 year through 3 years
Cash and Investments
Purchase of bonds and loans	8,287.0
U.S. treasury bond forward contracts | Due after 3 years through 5 years
Cash and Investments
Purchase of bonds and loans	2,905.1
Canadian government bonds | Due in 1 year or less
Cash and Investments
Purchase of bonds and loans	779.0
Canadian government bonds | Due after 1 year through 3 years
Cash and Investments
Purchase of bonds and loans	609.3
Canadian provincial bonds | Due in 1 year or less
Cash and Investments
Purchase of bonds and loans	207.6
Short-dated high quality corporate bonds | Due after 1 year through 3 years
Cash and Investments
Purchase of bonds and loans	2,202.6
First mortgage loans | Due in 1 year or less
Cash and Investments
Purchase of bonds and loans	$ 870.2